[LOGO] WESTERN & SOUTHERN LIFE



                                      WRITER'S DIRECT DIAL:  513-629-1853
                                             FAX:  513-629-1044
                               E-MAIL:  ELISABETH.DAHL@WESTERNSOUTHERNLIFE.COM


May 3, 2004

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SEC File Nos. 811-08420 and 033-76582

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Western-Southern Life Assurance Company Separate Account 1 (the "Registrant") hereby certifies (a) that the form of Prospectus and Statement of Additional Information used with respect to the Touchstone Gold Variable Annuity Contracts do not differ from those contained in Post-Effective Amendment No. 15 ("Amendment No. 15") to its Registration Statement and (b) that Amendment No. 15 was filed electronically.

Very truly yours,

/s/ Elisabeth Dahl

Elisabeth A. Dahl
Counsel, Securities


THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY o WESTERN-SOUTHERN LIFE
                               ASSURANCE COMPANY

           400 Broadway o Cincinnati, OH o 45202-3341 o 513-629-1800 o
                            www.westernsouthern.com